Organization and Principal Activities - Schedule of Group Reorganization Details of Subsidiary Companies (Details)	12 Months Ended
Dec. 31, 2024
Cre8 Incorporation Limited [Member]
Organization and Principal Activities - Schedule of Group Reorganization Details of Subsidiary Companies (Details) [Line Items]
Description of Material Contingencies of Registrant	A BVI company Established on December 6, 2023 Registered capital of 50,000 ordinary shares with no par value each Investment holding
Subsidiary of Limited Liability Company or Limited Partnership, Managing Member or General Partner	Wholly owned by the Company
Cre8 (Greater China) Limited (“Cre8 Hong Kong”) [Member]
Organization and Principal Activities - Schedule of Group Reorganization Details of Subsidiary Companies (Details) [Line Items]
Description of Material Contingencies of Registrant	A Hong Kong company Established on September 16, 2006 Registered capital of HK$5,000,000 provision of printing, media placement, translation and other printing related services in Hong Kong.
Subsidiary of Limited Liability Company or Limited Partnership, Managing Member or General Partner	wholly owned by Cre8 Incorporation Limited
Chuangbafang Enterprise Management (Shanghai) Company Limited (“Chuangbafang”) [Member]
Organization and Principal Activities - Schedule of Group Reorganization Details of Subsidiary Companies (Details) [Line Items]
Description of Material Contingencies of Registrant	A PRC company Established on May 11, 2021 Registered capital of RMB500,000 Provision of financial printing consultation services
Subsidiary of Limited Liability Company or Limited Partnership, Managing Member or General Partner	Wholly owned by Cre8 Hong Kong